Document and Entity Information	Jun. 21, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001755672
Document Type	8-K
Document Period End Date	Jun. 21, 2021
Entity Registrant Name	Corteva, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38710
Entity Tax Identification Number	82-4979096
Entity Address, Address Line One	974 Centre Road
Entity Address, Address Line Two	Building 735
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19805
City Area Code	(302)
Local Phone Number	485-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CTVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false